Income taxes - Summary of Net Deferred Income Tax Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		$ 14
Provision (Recovery) in Income		(13)
Recognized in Property, Plant and Equipment		(1)
PP&E [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ 614	668
Provision (Recovery) in Income	(89)	(53)
Recognized in Property, Plant and Equipment		(1)
Ending Balance	525	614
Risk Management [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(35)	(40)
Provision (Recovery) in Income	15	5
Ending Balance	(20)	(35)
Decommissioning liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(46)	(69)
Provision (Recovery) in Income	11	23
Ending Balance	(35)	(46)
Share-based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(1)	(4)
Provision (Recovery) in Income	2	3
Ending Balance	1	(1)
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(532)	(541)
Provision (Recovery) in Income	61	9
Ending Balance	$ (471)	$ (532)